Income taxes - Deductible temporary differences (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	$ 57,461,172	$ 49,254,888
Statutory income tax rate	26.50%	26.50%	26.50%
Temporary differences associated with investments in subsidiaries	$ 1,033,312
Australian Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	30.00%	26.00%	27.50%
Property and equipment..
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	$ 168,259	$ 317,392
RightOfUseAsset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	432,053
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	13,483,871	10,691,053
Share issuance costs - 20(1)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	149,410	474,873
Non-capital losses carried forward - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	22,769,811	21,725,215
Non-capital losses carried forward - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	14,371,217	10,537,511
Non-capital losses carried forward - Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	684	195,574
Non-capital losses carried forward - Australia | Australian Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	2,061,281
Non-capital losses carried forward - UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	153,842
Future taxable income	316,120
Non-capital losses carried forward - UK | Australian Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences		1,541,287	$ 0
Capital losses carried forward - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	324,281	346,457
Capital losses carried forward - Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	503,570	537,322	570,372
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	558,951	597,175
SR&ED pool
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	1,748,848	1,868,445
Ontario SR&ED credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	86,586	92,507
Contract liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	130,834	270,320
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	332,306	58,111
Accrued vacation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	1,004	38,584
Accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences		12,409
Accrued interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	1,786,594	1,257,173
Difference between cash and accrual basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences		676,122
AFDA Reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	262,849	117,163
Financing Cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	165,079
Contingent Consideration Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	136,663	445,972
Stock-based Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	397,153	149,343
Business acquisition expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	691,321	314,633
Canadian loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	0	$ 0	$ 0
Charitable Contributions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	$ 250